Equity (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($) $ / shares shares	Jun. 05, 2020 USD ($) $ / shares shares	Jan. 31, 2020 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jul. 28, 2020 $ / shares shares	Jun. 02, 2020 shares	Jun. 30, 2019 shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 shares
Pre-funded warrants, shares							270,000
Outstanding pre-funded warrants are exercisable into shares of common stock
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001	$ .0001
Number of warrants to purchase common stock				26,705,502		26,705,502		4,016,817		274,029
Share price | $ / shares		$ 0.45
Proceeds from exercise of warrants | $						$ 12,327	$ 6,331	$ 6,335	$ 16,384
Warrants exercise price | $ / shares				$ 1.82		$ 1.82		$ 22.95		$ 0.495
Converted shares						2,253,874		677,342
Capital stock shares authorized				155,000,000		155,000,000		155,000,000
Capital stock par value | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares authorized				150,000,000		150,000,000		150,000,000	150,000,000
Restricted Stock [Member]
Fair value of restricted stock units | $						$ 200
Minimum [Member]
Warrants exercise price | $ / shares										187.50
Maximum [Member]
Warrants exercise price | $ / shares										$ 2.25
Employees and Directors [Member]
Share price | $ / shares	$ 0.39
Employees and Directors [Member] | Restricted Stock [Member]
Stock option granted	2,108,516
Stock option vesting period	3 years
Fair value of restricted shares | $	$ 822
Employees and Directors [Member] | Stock Option [Member]
Stock option granted	1,094,594
Stock option vesting period	3 years
Fair value of stock options | $	$ 382
Employees and Directors [Member] | Stock Option [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Dividend Rate [Member]
Alternative investment measurement input	0
Employees and Directors [Member] | Stock Option [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Alternative investment measurement input term	5 years 6 months
Employees and Directors [Member] | Stock Option [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Alternative investment measurement input term	6 years 6 months
Employees and Directors [Member] | Stock Option [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Alternative investment measurement input	127.71
Employees and Directors [Member] | Stock Option [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Alternative investment measurement input	136.66
Employees and Directors [Member] | Stock Option [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Alternative investment measurement input	0.32
Employees and Directors [Member] | Stock Option [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Alternative investment measurement input	0.42
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Stock option granted	1,175,287
Stock option vesting period	3 years
Fair value of restricted stock units | $	$ 458
New Chief Executive Officer and President [Member] | Restricted Stock [Member]
Share price | $ / shares			$ 1.10
Stock option granted			182,381
Stock options to purchase a share of common stock			60,794
Stock option vesting period			3 years
Pre-Funded Units [Member]
Public offering units		14,586,400
Share price | $ / shares		$ 0.449
Pre-Funded Warrants [Member]
Number of shares issued for exercise of warrants						14,586,400
July 2016 Offering [Member]
Stock options to purchase					1,976
Stock options exercised | $					$ 81,510
Series F Warrants [Member]
Public offering units		7,635,800
Common stock, par value | $ / shares		$ 0.0001
Number of warrants to purchase common stock		1		22,688,900		22,688,900
Over allotment shares		3,333,300
Share price | $ / shares		$ 0.45
Proceeds from exercise of warrants | $		$ 10,700				$ 1,400
Warrants exercise price | $ / shares				$ 0.50		$ 0.50
Conversion of converted shares						2,866,600
Series F Warrants [Member] | Pre-Funded Units [Member]
Warrants exercise price | $ / shares		$ 0.495
Warrants expiration date		Jun. 02, 2025
Preferred B Shares [Member]
Share price | $ / shares				$ 0.45		$ 0.45
Additional shares of common stock											1,665,414
Shares outstanding											17,303
Preferred stock shares authorized				500,000		500,000		500,000	500,000
Preferred C Shares [Member]
Share price | $ / shares				$ 0.45		$ 0.45
Additional shares of common stock											283,285
Shares outstanding											26,558
Preferred stock shares authorized				1,172,000		1,172,000		1,172,000	1,172,000
Series C Convertible Preferred Stock [Member]
Converted shares						33,322		122,204
Series B Convertible Preferred Stock [Member] | July 2016 Offering [Member]
Converted shares					253,587
Received shares of common stock					1,976
Common Stock [Member]
Number of shares issued for exercise of warrants						270,000
Number of warrants to purchase common stock		1
Over allotment shares		3,333,300
Share price | $ / shares													$ 150.00
Conversion of converted shares						2,866,600
Shares outstanding				36,059,128	33,358,994	36,059,128	3,456,915	3,916,134	768,615			1,397,133		30,106
Converted shares						372,173
Number of shares sold pursuant to offering				593,102		11,562,202
Proceeds from sale of stock | $				$ 158
Preferred Stock Blank Check [Member]
Preferred stock shares authorized				5,000,000		5,000,000